DISTRIBUTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Distributions [Abstract]
Disclosure of Dividends
The following table outlines distributions made to each class of partnership units, including BIPC exchangeable shares and class A.2 exchangeable shares that are exchangeable into units, as well as BIPC exchangeable LP units that are exchangeable into BIPC exchangeable shares.

	For the year ended December 31,
US$ MILLIONS	2024	2023	2022
Limited Partners	$(748)	$(701)	$(660)
General Partner(1)	(296)	(269)	(244)
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	(312)	(298)	(277)
BIPC exchangeable shares and class A.2 exchangeable shares	(212)	(176)	(160)
Exchangeable units(2)	(8)	(9)	(11)
Preferred unitholders	(52)	(47)	(50)
Perpetual subordinated notes	(16)	(16)	(16)
Total Distributions	$(1,644)	$(1,516)	$(1,418)

	For the year ended December 31,
PER UNIT/SHARE	2024	2023	2022
Limited Partners	$1.62	$1.53	$1.44
General Partner(1)	1.62	1.53	1.44
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	1.62	1.53	1.44
BIPC exchangeable shares and class A.2 exchangeable shares	1.62	1.53	1.44
Exchangeable units(2)	1.62	1.53	1.44
Preferred unitholders	1.14	1.07	1.06
Perpetual subordinated notes	1.28	1.28	1.28

(1)Distributions to the General Partner include $295 million of incentive distributions for the year ended December 31, 2024 (2023: $266 million, 2022: $240 million).
(2)Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.